Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2020

	Shares	Value	Ticker	Total Cost	Percentage
Bonds & Corporate Bond Trust Certificated - 30.43%

Trust Certificates - 21.79%
Fidus Investment Corp. 6% 2/15/24	20,000	$ 495,000	FDUSZ	502,112.67
Great Elm Capital Corp. 6.5% 09/18/2022	17,000	399,330	GECCL	425,924.91
Mrcc 5.75	10,300	252,762	MRCCL	221,721.36
MVC Capital, Inc. 6.25% 11/30/2022	24,500	612,750	MVCD	588,347.78
Oxford Square Capital Corp. 6.25% Notes due 2026	20,000	500,000	OXSQZ	479,323.45
Great Ajax Corp. 7.25% 4/30/24	12,000	285,960	AJXA	299,499.50
B. Riley Financial, Inc. 6.375% Series B Pfd	5,000	116,700	RILYM	117,140.50
Eagle Point Credit Co., Inc. 6.6875% 04/30/28	20,000	497,000	ECCX	497,698.89
Scm 5.75 09/15/2022	7,000	172,200	SCA	160,559.49
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49	23,000	579,828	SPE B	574,693.66
		3,911,530		3,867,022.21	21.79%

Government Bonds - 6.96%
Treasury 0.625% 05/15/30	750,000	747,773	912828ZQ6	745,117.18
Treasury 0.500% 05/31/27	250,000	251,074	912828ZS2	249,082.03
Treasury 0.500% 06/30/27	250,000	250,967	912828ZV5	249,970.70
		1,249,814	-	1,244,170	6.96%

Baby Bonds - 1.69%
Rily 7.375%	5,000	126,500	RILYH	121,740.64
Scorpio Tankers Inc. 7%	7,500	176,400	SBBA	179,951.25
		302,900	-	301,692	1.69%

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $5,412,884)		5,464,244		5,412,884.01	30.43%

Investment Companies - 14.19%

Bond Shares of Beneficial Interest - 3.47%
Aberdeen Asia-Pacific Income Fund, Inc.	100,000	399,000	FAX	295,540.23
MFS Intermediate Income Trust	60,000	223,800	MIN	183,737.77
		622,800		479,278.00	3.47%

Direct Trust Ceretificates - 1.21%
Affiliated Managers Group 5.875% 03/30/59	8,000	217,360	MGR	197,453.20
		217,360		197,453.20	1.21%

Senior Securities - 9.04%
Gabelli Global Utility and Income Trust 7.000%	11,000	569,360	GLU B	573,202.70
Gabelli Utility Trust 5.375% 12/31/49	18,000	470,880	GUT C	460,484.01
AllianzGI Convertible & Income 5.500% Perp	22,500	582,750	NCZ A	554,266.28
		1,622,990		1,587,952.99	9.04%

TOTAL INVESTMENT COMPANIES (Cost $2,264,684)		2,463,150		2,264,684	14.19%

Traditional Preferred - 40.08%
Ford Motor Co. 6.2%	5,000	124,350	F B	122,429.00
Mainstreet Bancshares Inc. 7.5%	6,500	163,475	MNSBP	162,500.00
AGNC Investemnt Corp., 6.875%, Preferred Series D	20,000	455,000	AGNCM	504,026.09
Morgan Stanley Dep Shares 4.875% Non-Cumulative Preferred Stock Series L	8,200	213,282	MS-L	200,932.80
Athen Holdings LTD. 5.625%	7,000	180,950	ATH B	178,420.83
BAC 5% Perp	6,500	170,560	BAC N	161,236.40
New Residential Investment Corp. 7.125%	10,000	211,300	NRZ B	167,065.50
Oaktree Capital Group 6.55% Series B Pfd	11,000	289,740	OAK B	269,049.55
Oxford Lane Capital Corp. 6.25%	20,000	461,864	OXLCP	495,151.90
Brookfield Infrastructure Partners LLP 5.125%	7,500	193,125	BIP A	189,676.56
PennantPark Investment C 5.5%	14,000	334,880	PNNTG	259,812.00
Priority Income Fund, Inc. Pfd Ser B 6.625%	11,500	282,670	PRIF C	286,883.37
Priority Income Fund, Inc., Pfd Ser E 6.375%	15,000	354,675	PRIF E	365,230.60
Aspen Insurance Holdings Limited	8,000	204,560	AHL D	199,488.58
Global Net Lease, Inc. 6.875%	25,000	629,750	GNL B	596,315.35
Citizens Financial Group, 5.0% Fixed Rt Non-Cumulative Perpetual Preferred Stock	12,000	303,120	CFG E	273,666.72
RF 5.7% Perp	8,000	216,720	RF C	198,764.80
Highland Income Fund 5.375%	22,500	566,550	HFRO A	551,626.34
Compass Diversified Holdings Pfd Ser C 7.875%	15,000	364,200	CODI C	350,500.50
Legg Mason, Inc. JR SUB NT 56	1,212	30,906	LMIBL	30,612.09
Aspen Insurance Holdings LTD 5.625%	4,000	99,280	AHL E	99,218.00
SO 4.95% Pfd	6,500	171,340	SOJD	161,883.80
Eqh 5.25%	9,000	229,770	EQH A	224,337.60
Truist Financial Corp 4.75%	8,000	207,600	TFC R	202,448.80
TriState Capital Holdings 6.375%	11,000	263,450	TSCBP	254,361.57
Affiliated Managers Group 4.75%	5,000	128,150	MGRB	124,850.00
Berkley (WR) Corporations 4.25%	5,000	130,250	WRB G	125,000.00
Wesbanco Inc. 6.75%	8,000	215,680	WSBCP	207,741.02
		7,197,197		6,963,230	40.08%

TOTAL TRADITIONAL PREFERRED (Cost $6,963,230)		7,197,197		6,963,229.77	40.08%

REIT Senior Securities - 6.66%
Brookfield Property Partners LP 6.500%	13,500	272,295	BPYPP	338,069.70
Landmark Infrastructure Partners LP 7.000% Perp	20,000	476,400	LMRKN	450,936.75
UMH Properties, Inc. 6.375% Perp Pfd	18,000	447,660	UMH D	418,441.75
		1,196,355		1,207,448.20	6.66%

TOTAL REIT SENIOR SECURITIES (Cost $1,207,448)		1,196,355		1,207,448.20	6.66%

Senior Securities - 1.53%
QVC, Inc. 6.250% Senior Secured	3,500	77,875	QVCC	84,844.20
QVC, Inc. 6.375% Senior Secured	8,000	196,160	QVCD	198,556.90
		274,035		283,401.10	1.53%

Senior Securities (Convertible Preferred) - 0%					1.53%
American Electric Power Company	5,500	266,805	AEP B	275,101.70
		266,805		275,101.70

TOTAL SENIOR SECURITIES (Cost $283,401)		540,840		558,502.80
					1.79%

Common Stocks - 3.7%

Equity Real Estate Investment Trusts (REITs) - 1.79%					1.91%
Iron Mountain, Inc.	12,000	321,480	IRM	343,208.56
		321,480	-	343,209	3.7%

Insurance - 1.91%
Prudential Financial, Inc.	5,400	343,008	PRU	337,050.09	2.22%
		343,008	-	337,050

COMMON STOCKS (Cost $680,259)		664,488		680,258.65	2.22%

Money Market Funds - 2.22%
First American Funds Government Obligation Class Y 0.89%	398,334	398,334	FGVXX	398,334
		398,334		398,333.59

TOTAL MONEY MARKET FUNDS (Cost $398,334)		398,334		398,333.59

TOTAL INVESTMENTS (Cost $17,485,341) 99.83%		17,924,607	99.83%	17,485,341.21

Other Assets In Excess of Liabilities - 0.17%		30,358	0.17%		(694,091)

TOTAL NET ASSETS - 100.00%		$ 17,954,965	100.00%

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2020.
				439,266

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 17,924,607	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 17,924,607	- 0 -